INCOME TAXES (Schedule of net income tax benefit table) (Details) (USD $)	8 Months Ended	12 Months Ended	20 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012
Income Taxes Schedule Of Net Income Tax Benefit Table Details
Tax benefit computed at "expected" statutory rate		$ (2,910,000)
State income taxes, net of benefit		(498,000)
Permanent differences :
Stock based compensation and consulting		1,169,000
Impairment expense		984,000
Pre-merger stub period losses		151,000
Increase in valuation allowance		1,104,000
Net income tax benefit